SCHEDULE OF FAIR VALUE OF LIABILITIES MEASURED ON RECURRING BASIS (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Measurement Input, Expected Term [Member] | Minimum [Member]
Derivative [Line Items]
Expected term	5 months 23 days	7 days	3 months
Measurement Input, Expected Term [Member] | Maximum [Member]
Derivative [Line Items]
Expected term	1 year 11 months 8 days	5 years	5 years
Measurement Input, Price Volatility [Member] | Minimum [Member]
Derivative [Line Items]
Derivative liability, measurement input	1.60	1.87	1.60
Measurement Input, Price Volatility [Member] | Maximum [Member]
Derivative [Line Items]
Derivative liability, measurement input	3.02	4.64	3.05
Measurement Input, Expected Dividend Rate [Member]
Derivative [Line Items]
Derivative liability, measurement input	(0)	(0)	(0)
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Derivative [Line Items]
Derivative liability, measurement input	0.0004	0.0001	0.0155
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Derivative [Line Items]
Derivative liability, measurement input	0.0016	0.0157	0.0250